Cover	12 Months Ended
Sep. 28, 2024
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Central Garden & Pet Company
Entity Central Index Key	0000887733